Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 25, 2011	Mar. 31, 2015	Aug. 25, 2014	Dec. 31, 2014
Preferred Stock
Shares issued pursuant to SBLF program, value	$ 5,438	$ 1,210	$ 1,398
Liquidation amount (in dollars per share)		$ 1,000			1,000		$ 1,000
SBLF Preferred Stock
Preferred Stock
Number of quarters during which dividend rate fluctuates				10
Number of dividend payment defaults triggering appointment of a representative as an observer on the Company's Board of Directors				5
Redemption price as a percentage of liquidation amount plus accrued but unpaid dividends					100.00%	100.00%
Liquidation amount (in dollars per share)					1,000		$ 1,000
SBLF Purchase Agreement | SBLF Preferred Stock | Initial dividend period
Preferred Stock
Dividend rate (as a percent)				1.00%
SBLF Purchase Agreement | SBLF Preferred Stock | Dividend period for tenth calendar quarter through four and one half years after issuance
Preferred Stock
Dividend rate (as a percent)					1.00%	1.00%
Dividend period used in setting dividend rate				4 years 6 months
SBLF Purchase Agreement | SBLF Preferred Stock | Dividend period after four and one half years from issuance
Preferred Stock
Dividend rate (as a percent)				9.00%
Dividend period used in setting dividend rate				4 years 6 months
Quarterly lending incentive fee (as a percent)				0.50%
SBLF Purchase Agreement | SBLF Preferred Stock | Secretary of the Treasury
Preferred Stock
Shares issued pursuant to SBLF program				8,000
Shares issued pursuant to SBLF program, value				8,000